Fair Value Measurements (Reconciliation with Level 3 Inputs) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	$ (325.7)	$ (299.7)	$ (151.7)
Realized and unrealized gains (losses)
Recorded to income	(63.0)	(79.4)	(94.8)
Recorded to Income	(63.0)	(79.4)
Recorded to regulatory assets - gas costs	(30.9)	(113.6)
Transfers into Level 3	5.4
Transfers out of Level 3	3.6	1.7
Purchases	10.5	5.2
Settlements	48.4	38.1
Weather Instruments [Member]
Realized and unrealized gains (losses)
Recorded to income	0.0	0.0	1.2
Natural Gas Related Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(309.7)	(294.7)	(155.2)
Realized and unrealized gains (losses)
Recorded to income	(30.7)	(72.6)	(72.4)
Recorded to Income	(30.7)	(72.6)
Recorded to regulatory assets - gas costs	(30.9)	(113.6)
Transfers into Level 3	5.4
Transfers out of Level 3	3.6	1.7
Purchases	0.0	0.0
Settlements	37.6	45.0
Electricity Related Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(16.0)	(5.0)	2.4
Realized and unrealized gains (losses)
Recorded to income	(32.3)	(5.7)	(23.8)
Recorded to Income	(32.3)	(5.7)
Recorded to regulatory assets - gas costs	0.0	0.0
Transfers into Level 3	0.0
Transfers out of Level 3	0.0	0.0
Purchases	10.5	5.2
Settlements	10.8	(6.9)
Warrant
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	0.0	0.0	1.1
Realized and unrealized gains (losses)
Recorded to income	0.0	(1.1)	0.2
Recorded to Income	0.0	(1.1)
Recorded to regulatory assets - gas costs	0.0	0.0
Transfers into Level 3	0.0
Transfers out of Level 3	0.0	0.0
Purchases	0.0	0.0
Settlements	0.0	0.0
Washington Gas Light Company
Realized and unrealized gains (losses)
Recorded to income	(25.0)	(69.4)	(44.7)
Washington Gas Light Company | Weather Instruments [Member]
Realized and unrealized gains (losses)
Recorded to income	0.0	0.0	1.2
Washington Gas Light Company | Natural Gas Related Derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis with Unobservable Inputs	(281.1)	(270.6)	(133.6)
Realized and unrealized gains (losses)
Recorded to income	(25.0)	(69.4)	$ (45.9)
Recorded to Income	(25.0)	(69.4)
Recorded to regulatory assets - gas costs	(30.9)	(113.6)
Transfers into Level 3	5.4
Transfers out of Level 3	2.5	1.7
Settlements	$ 37.5	$ 44.3